Quarterly Report
March 31, 2023
MFS®  Global Tactical
Allocation Portfolio
MFS® Variable Insurance Trust II
WTS-Q1

Portfolio of Investments
3/31/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 62.8%
Aerospace & Defense – 0.2%
Boeing Co., 5.805%, 5/01/2050		$212,000	$213,414
Raytheon Technologies Corp., 2.82%, 9/01/2051		1,076,000	746,484
			$959,898
Alcoholic Beverages – 0.0%
Pernod Ricard S.A., 3.75%, 11/02/2032	EUR	100,000	$109,403
Apparel Manufacturers – 0.1%
Tapestry, Inc., 3.05%, 3/15/2032		$516,000	$419,186
Asset-Backed & Securitized – 5.2%
AA Bond Co. Ltd., 3.25%, 7/31/2028	GBP	430,000	$421,869
ACRES 2021-FL2 Issuer Ltd., “AS”, FLR, 6.458% (LIBOR - 1mo. + 1.75%), 1/15/2037 (n)		$370,000	358,506
ACRES 2021-FL2 Issuer Ltd., “B”, FLR, 6.958% (LIBOR - 1mo. + 2.25%), 1/15/2037 (n)		604,000	582,324
Arbor Realty Trust, Inc., CLO, 2021-FL1, “B”, FLR, 6.306% (LIBOR - 1mo. + 1.5%), 12/15/2035 (n)		214,500	205,047
Arbor Realty Trust, Inc., CLO, 2021-FL2, “B”, FLR, 6.284% (LIBOR - 1mo. + 1.6%), 5/15/2036 (n)		143,000	137,745
Arbor Realty Trust, Inc., CLO, 2021-FL2, “C”, FLR, 6.634% (LIBOR - 1mo. + 1.95%), 5/15/2036 (n)		426,500	403,914
Arbor Realty Trust, Inc., CLO, 2022-FL1, “B”, FLR, 6.658% (SOFR - 30 day + 2.1%), 1/15/2037 (n)		794,500	758,833
Arbor Realty Trust, Inc., CLO, 2022-FL1, “C”, FLR, 6.858% (SOFR - 30 day + 2.3%), 1/15/2037 (n)		765,000	708,603
AREIT 2022-CRE6 Trust, “B”, FLR, 6.409% (SOFR - 30 day + 1.85%), 1/16/2037 (n)		289,000	274,607
AREIT 2022-CRE6 Trust, “C”, FLR, 6.709% (SOFR - 30 day + 2.15%), 1/16/2037 (n)		119,000	110,213
AREIT 2022-CRE6 Trust, “D”, FLR, 7.409% (SOFR - 30 day + 2.85%), 1/16/2037 (n)		100,000	89,522
BBCMS Mortgage Trust, 2020-C7, “XA”, 1.621%, 4/15/2053 (i)		989,508	71,130
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.295%, 7/15/2054 (i)		2,917,410	199,519
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.622%, 2/15/2054 (i)		6,633,983	596,372
BBCMS Mortgage Trust, 2022-C18, “AS”, 6.148%, 12/15/2055		265,075	269,773
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.15%, 3/15/2054 (i)		2,024,025	124,203
Benchmark 2021-B26 Mortgage Trust, “XA”, 0.885%, 6/15/2054 (i)		5,578,865	274,398
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.265%, 7/15/2054 (i)		6,749,014	486,533
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.28%, 8/15/2054 (i)		5,272,714	384,072
Benchmark 2022-B37 Mortgage Trust, “AS”, 5.751%, 11/15/2055		105,000	104,953
Brazos Securitization LLC, 5.413%, 9/01/2052 (n)		246,000	256,003
BSPRT 2021-FL7 Issuer Ltd., “B”, FLR, 6.734% (LIBOR - 1mo. + 2.05%), 12/15/2038 (n)		177,500	169,140
BSPRT 2021-FL7 Issuer Ltd., “C”, FLR, 6.984% (LIBOR - 1mo. + 2.3%), 12/15/2038 (n)		161,000	150,241
Business Jet Securities LLC, 2020-1A, “A”, 2.981%, 11/15/2035 (n)		101,162	95,892
Business Jet Securities LLC, 2021-1A, “A”, 2.162%, 4/15/2036 (n)		156,462	146,292
BXMT 2021-FL4 Ltd., “AS”, FLR, 5.984% (LIBOR - 1mo. + 1.3%), 5/15/2038 (n)		900,000	866,057
BXMT 2021-FL4 Ltd., “B”, FLR, 6.234% (LIBOR - 1mo. + 1.55%), 5/15/2038 (n)		1,797,000	1,674,061
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)		259,611	245,111
CarMax Auto Owner Trust, 2022-2, “A4”, 3.62%, 9/15/2027		355,000	343,841
CF Hippolyta Issuer LLC, 2020-1, “A1”, 1.69%, 7/15/2060 (n)		197,915	179,719
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.778%, 4/15/2054 (i)		1,237,474	53,148
Commercial Mortgage Pass-Through Certificates, 2021-BN34, “XA”, 1.09%, 6/15/2063 (i)		2,966,792	164,721
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.045%, 6/15/2064 (i)		2,934,294	173,582
Commercial Mortgage Pass-Through Certificates, 2022-BNK41, “AS”, 3.79%, 4/15/2065		592,000	507,351
Credit Acceptance Auto Loan Trust, 2021-3A, “A”, 1%, 5/15/2030 (n)		738,000	713,345
DT Auto Owner Trust, 2023-1A, “A”, 5.48%, 4/15/2027 (n)		303,359	302,828
Fortress CBO Investments Ltd., 2022-FL3, “AS”, FLR, 6.809% (SOFR - 30 day + 2.25%), 2/23/2039 (n)		269,500	259,564
FS Rialto 2021-FL2 Issuer Ltd., “AS”, FLR, 6.277% (LIBOR - 1mo. + 1.6%), 5/16/2038 (n)		701,500	661,133
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 6.434% (LIBOR - 1mo. + 1.75%), 7/15/2036 (n)		865,000	832,375
LoanCore 2021-CRE5 Ltd., “B”, FLR, 6.684% (LIBOR - 1mo. + 2%), 7/15/2036 (n)		367,000	347,606
MF1 2021-FL5 Ltd., “B”, FLR, 6.223% (LIBOR - 1mo. + 1.45%), 7/15/2036 (n)		847,500	816,755
MF1 2021-FL5 Ltd., “C”, FLR, 6.473% (LIBOR - 1mo. + 1.7%), 7/15/2036 (n)		200,000	186,577
MF1 2021-FL6 Ltd., “AS”, FLR, 6.158% (LIBOR - 1mo. + 1.45%), 7/16/2036 (n)		1,050,000	1,009,955
MF1 2021-FL6 Ltd., “B”, FLR, 6.358% (LIBOR - 1mo. + 1.65%), 7/16/2036 (n)		1,000,000	952,198
MF1 2022-FL8 Ltd., “A”, FLR, 5.909% (SOFR - 1mo. + 1.35%), 2/19/2037 (n)		250,000	243,168

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
MF1 2022-FL8 Ltd., “B”, FLR, 6.51% (SOFR - 30 day + 1.95%), 2/19/2037 (n)		$281,312	$268,441
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.294%, 5/15/2054 (i)		2,257,161	154,162
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.226%, 6/15/2054 (i)		4,846,215	303,270
Navistar Financial Dealer Note Master Owner Trust, 2022-1, “A”, FLR, 5.809% (SOFR - 30 day + 1.25%), 5/25/2027 (n)		236,000	236,267
RAC Bond Co. PLC, 4.87%, 5/06/2026	GBP	310,000	352,593
Starwood Commercial Mortgage, 2021-FL2, “AS”, FLR, 6.158% (LIBOR - 1mo. + 1.45%), 4/18/2038 (n)		$700,000	659,155
Starwood Commercial Mortgage, 2021-FL2, “B”, FLR, 6.508% (LIBOR - 1mo. + 1.8%), 4/18/2038 (n)		534,500	496,986
TPG Real Estate Finance, 2021-FL4, “AS”, FLR, 6.108% (LIBOR - 1mo. + 1.4%), 3/15/2038 (n)		350,000	332,982
Wells Fargo Commercial Mortgage Trust, 2021-C60, “XA”, 1.535%, 8/15/2054 (i)		4,919,239	409,102
Westlake Automobile Receivable Trust, 2023-1A, “A2B”, FLR, 5.408% (SOFR - 1mo. + 0.85%), 6/15/2026 (n)		123,000	122,899
			$21,248,656
Automotive – 0.3%
Hyundai Capital America, 2%, 6/15/2028 (n)		$171,000	$144,633
Hyundai Capital America, 6.375%, 4/08/2030 (n)		207,000	215,990
RENK AG, 5.75%, 7/15/2025	EUR	470,000	498,198
Volkswagen International Finance N.V., 4.25%, 3/29/2029		200,000	217,034
			$1,075,855
Broadcasting – 0.4%
Discovery, Inc., 4.125%, 5/15/2029		$244,000	$227,270
Prosus N.V., 3.68%, 1/21/2030 (n)		240,000	203,787
Ubisoft Entertainment S.A., 0.878%, 11/24/2027	EUR	800,000	621,571
Warnermedia Holdings, Inc., 4.279%, 3/15/2032 (n)		$725,000	647,278
			$1,699,906
Brokerage & Asset Managers – 0.2%
Ameriprise Financial, Inc., 4.5%, 5/13/2032		$240,000	$229,775
Low Income Investment Fund, 3.386%, 7/01/2026		150,000	143,069
Low Income Investment Fund, 3.711%, 7/01/2029		400,000	353,327
			$726,171
Building – 0.2%
Holcim Sterling Finance (Netherlands) B.V., 2.25%, 4/04/2034	GBP	470,000	$424,306
Vulcan Materials Co., 3.5%, 6/01/2030		$453,000	413,986
			$838,292
Business Services – 0.3%
Euronet Worldwide, Inc., 1.375%, 5/22/2026	EUR	480,000	$465,351
Fiserv, Inc., 4.4%, 7/01/2049		$356,000	304,158
Mastercard, Inc., 3.85%, 3/26/2050		310,000	274,827
Visa, Inc., 3.65%, 9/15/2047		372,000	324,260
			$1,368,596
Cable TV – 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035		$262,000	$261,008
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.8%, 3/01/2050		267,000	203,506
Comcast Corp., 3.75%, 4/01/2040		124,000	106,441
SES S.A., 3.5%, 1/14/2029	EUR	320,000	310,046
SES S.A., 2.875% to 8/27/2026, FLR (EUR Swap Rate - 5yr. + 3.19%) to 8/27/2031, FLR (EUR Swap Rate - 5yr. + 3.44%) to 8/27/2046, FLR (EUR Swap Rate - 5yr. + 4.19%) to 8/27/2171		600,000	527,067
Time Warner Cable, Inc., 4.5%, 9/15/2042		$216,000	165,878
			$1,573,946
Chemicals – 0.2%
Alpek SAB de C.V., 3.25%, 2/25/2031 (n)		$219,000	$177,075
BASF SE, 4.5%, 3/08/2035	EUR	500,000	568,236
Nutrien Ltd., 4.9%, 3/27/2028		$196,000	195,942
			$941,253

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Computer Software – 0.3%
Microsoft Corp., 2.525%, 6/01/2050 (f)		$523,000	$370,065
Microsoft Corp., 2.921%, 3/17/2052 (f)		455,000	345,878
Microsoft Corp., 2.675%, 6/01/2060		228,000	157,392
VeriSign, Inc., 4.75%, 7/15/2027		121,000	120,696
			$994,031
Computer Software - Systems – 0.1%
Apple, Inc., 4.5%, 2/23/2036 (f)		$316,000	$326,283
Conglomerates – 0.7%
ABB Finance B.V., 3.375%, 1/16/2031	EUR	190,000	$201,357
Grupo KUO S.A.B. de C.V., 5.75%, 7/07/2027 (n)		$706,000	644,036
Regal Rexnord Corp., 6.05%, 4/15/2028 (n)		599,000	599,267
Siemens Financieringsmaatschappij N.V., 3.625%, 2/24/2043	EUR	200,000	210,494
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028		$1,170,000	1,147,421
			$2,802,575
Consumer Products – 0.2%
Kenvue, Inc., 5.05%, 3/22/2053 (n)		$375,000	$386,473
Reckitt Benckiser Treasury Services PLC, 3%, 6/26/2027 (n)		425,000	399,945
			$786,418
Consumer Services – 0.0%
Booking Holdings, Inc., 4.75%, 11/15/2034	EUR	153,000	$176,893
Electrical Equipment – 0.3%
Nokia Corp., 4.375%, 8/21/2031	EUR	100,000	$107,295
Telefonaktiebolaget LM Ericsson, 1.125%, 2/08/2027		640,000	606,228
Telefonaktiebolaget LM Ericsson, 1%, 5/26/2029		780,000	661,940
			$1,375,463
Electronics – 0.1%
Broadcom, Inc., 4.15%, 11/15/2030		$97,000	$89,959
Broadcom, Inc., 3.469%, 4/15/2034 (n)		240,000	197,108
Broadcom, Inc., 3.137%, 11/15/2035 (n)		174,000	133,816
Broadcom, Inc., 4.926%, 5/15/2037 (n)		130,000	118,220
			$539,103
Emerging Market Quasi-Sovereign – 1.1%
Airport Authority Hong Kong, 3.25%, 1/12/2052 (n)		$453,000	$349,301
CEZ A.S. (Czech Republic), 2.375%, 4/06/2027	EUR	333,000	332,195
Export-Import Bank of India, 3.375%, 8/05/2026		$600,000	565,824
Export-Import Bank of India, 3.875%, 2/01/2028		600,000	565,056
Huarong Finance 2017 Co. Ltd. (People's Republic of China), 4.95%, 11/07/2047		470,000	282,026
Korea Hydro & Nuclear Power Co. Ltd., 4.25%, 7/27/2027 (n)		228,000	224,015
MDGH - GMTN RSC Ltd. (United Arab Emirates), 2.5%, 11/07/2024		398,000	383,327
MDGH - GMTN RSC Ltd. (United Arab Emirates), 2.5%, 6/03/2031		385,000	330,165
Ooredoo International Finance Ltd. (State of Qatar), 2.625%, 4/08/2031		470,000	407,048
PT Pertamina (Persero) (Republic of Indonesia), 3.65%, 7/30/2029		294,000	271,950
Qatar Petroleum, 2.25%, 7/12/2031		664,000	563,570
Qatar Petroleum, 3.125%, 7/12/2041		436,000	340,080
			$4,614,557
Emerging Market Sovereign – 11.5%
Dominican Republic, 7.05%, 2/03/2031 (n)		$179,000	$181,748
Dominican Republic, 4.875%, 9/23/2032		750,000	635,912
Hellenic Republic (Republic of Greece), 3.875%, 6/15/2028 (n)	EUR	1,007,000	1,094,571
Hellenic Republic (Republic of Greece), 1.75%, 6/18/2032 (n)		2,596,000	2,299,869
Hellenic Republic (Republic of Greece), 4.25%, 6/15/2033 (n)		2,873,000	3,116,049

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
Hellenic Republic (Republic of Greece), 1.875%, 1/24/2052	EUR	600,000	$386,026
Kingdom of Morocco, 6.5%, 9/08/2033 (n)		$362,000	373,029
Oriental Republic of Uruguay, 4.375%, 1/23/2031		1,309,000	1,299,900
Oriental Republic of Uruguay, 8.25%, 5/21/2031	UYU	103,512,000	2,355,956
People's Republic of China, 3.03%, 3/11/2026	CNY	41,910,000	6,189,749
People's Republic of China, 3.13%, 11/21/2029		11,220,000	1,667,119
Republic of Cote d'Ivoire, 6.875%, 10/17/2040	EUR	600,000	478,691
Republic of Guatemala, 3.7%, 10/07/2033		$227,000	189,296
Republic of Hungary, 5.5%, 6/16/2034 (n)		294,000	282,632
Republic of Indonesia, 3.55%, 3/31/2032		440,000	403,409
Republic of Korea, 2.125%, 6/10/2027	KRW	5,133,000,000	3,768,230
Republic of Korea, 2.375%, 12/10/2027		800,000,000	590,868
Republic of Korea, 1.875%, 6/10/2029		13,435,190,000	9,510,156
Republic of Korea, 1.375%, 6/10/2030		6,930,400,000	4,680,380
Republic of Philippines, 3.556%, 9/29/2032		$325,000	297,472
Republic of Serbia, 6.5%, 9/26/2033 (n)		255,000	253,143
Republic of South Africa, 5.875%, 4/20/2032		429,000	389,335
State of Qatar, 4.4%, 4/16/2050		200,000	184,876
United Mexican States, 7.5%, 6/03/2027	MXN	71,600,000	3,765,914
United Mexican States, 2.659%, 5/24/2031		$259,000	216,149
United Mexican States, 7.75%, 5/29/2031	MXN	32,000,000	1,665,527
United Mexican States, 3.771%, 5/24/2061		$534,000	360,173
			$46,636,179
Energy - Independent – 0.3%
Energean Israel Finance Ltd., 4.875%, 3/30/2026		$325,000	$300,625
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (n)		1,200,000	1,060,560
			$1,361,185
Energy - Integrated – 0.4%
BP Capital Markets America, Inc., 4.812%, 2/13/2033		$279,000	$283,286
BP Capital Markets PLC, 3.625% to 6/22/2029, FLR (EUR Swap Rate - 5yr. + 4.12%) to 6/22/2034, FLR (EUR Swap Rate - 5yr. + 4.37%) to 6/22/2049, FLR (EUR Swap Rate - 5yr. + 5.12%) to 6/22/2170	EUR	290,000	273,622
Eni S.p.A., 4.25%, 5/09/2029 (n)		$578,000	546,084
Galp Energia SGPS S.A., 2%, 1/15/2026	EUR	400,000	407,534
			$1,510,526
Engineering - Construction – 0.1%
Arcadis N.V., 4.875%, 2/28/2028	EUR	269,000	$293,949
Bouygues S.A., 4.625%, 6/07/2032		200,000	229,151
			$523,100
Entertainment – 0.1%
Carnival Corp., 7.625%, 3/01/2026	EUR	190,000	$183,389
Royal Caribbean Cruises Ltd., 4.25%, 7/01/2026 (n)		$322,000	288,995
			$472,384
Financial Institutions – 1.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.65%, 7/21/2027		$592,000	$543,890
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.85%, 10/29/2041		166,000	126,955
Avolon Holdings Funding Ltd., 4.25%, 4/15/2026 (n)		263,000	247,292
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)		266,000	249,587
CTP N.V., 0.875%, 1/20/2026	EUR	460,000	415,602
EXOR N.V., 0.875%, 1/19/2031		275,000	229,729
Grand City Properties S.A., 2.5% to 10/24/2023, FLR (EUR Swap Rate - 5yr. + 2.432%) to 10/24/2028, FLR (EUR Swap Rate - 5yr. + 2.682%) to 10/24/2043, FLR (EUR Swap Rate - 5yr. + 3.432%) to 10/24/2069		600,000	262,720
Logicor Financing S.à r.l., 1.625%, 1/17/2030		480,000	362,313
Logicor Financing S.à r.l., 0.875%, 1/14/2031		200,000	134,664
P3 Group S.à r.l., 1.625%, 1/26/2029		380,000	308,299

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Financial Institutions – continued
Samhallsbyggnadsbolaget i Norden AB, 1.75%, 1/14/2025	EUR	670,000	$635,583
Samhallsbyggnadsbolaget i Norden AB, 2.875% to 1/30/2027, FLR (EUR Swap Rate - 5yr. + 3.223%) to 1/30/2032, FLR (EUR Swap Rate - 5yr. + 3.473%) to 1/30/2047, FLR (EUR Swap Rate - 5yr. + 4.473%) to 1/30/2171		1,360,000	517,874
VGP N.V., 1.5%, 4/08/2029		300,000	221,238
			$4,255,746
Food & Beverages – 0.8%
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038		$206,000	$195,615
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049		160,000	171,531
Bacardi Ltd., 5.15%, 5/15/2038 (n)		335,000	324,427
Constellation Brands, Inc., 3.15%, 8/01/2029		776,000	709,477
Constellation Brands, Inc., 2.25%, 8/01/2031		478,000	392,700
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3%, 2/02/2029 (n)		341,000	290,481
Kraft Heinz Foods Co., 3.875%, 5/15/2027		332,000	324,147
PT Indofood CBP Sukses Makmur Tbk, 3.398%, 6/09/2031		950,000	783,913
			$3,192,291
Gaming & Lodging – 0.3%
Marriott International, Inc., 2.85%, 4/15/2031		$327,000	$278,540
VICI Properties LP, REIT, 4.95%, 2/15/2030		831,000	779,783
			$1,058,323
Industrial – 0.1%
CPI Property Group S.A., 3.75% to 7/27/2028, FLR (EUR Swap Rate - 5yr. + 4.338%) to 7/27/2033, FLR (EUR Swap Rate - 5yr. + 4.588%) to 7/27/2048, FLR (EUR Swap Rate - 5yr. + 5.338%) to 1/27/2170	EUR	510,000	$208,738
Trustees of the University of Pennsylvania, 2.396%, 10/01/2050		$409,000	267,457
			$476,195
Insurance – 0.5%
AIA Group Ltd., 0.88% to 9/09/2028, FLR (EUR Swap Rate - 5yr. + 1.1%) to 9/09/2033	EUR	490,000	$413,008
ASR Nederland N.V., 7% to 12/07/2033, FLR (EUR Swap Rate - 5yr. + 5.3%) to 12/07/2043		430,000	482,353
Corebridge Financial, Inc., 4.35%, 4/05/2042 (n)		$510,000	419,352
Equitable Holdings, Inc., 5.594%, 1/11/2033		524,000	515,044
			$1,829,757
Insurance - Health – 0.1%
Humana, Inc., 5.5%, 3/15/2053		$109,000	$110,955
UnitedHealth Group, Inc., 4.625%, 7/15/2035		337,000	338,519
			$449,474
Insurance - Property & Casualty – 0.4%
American International Group, Inc., 5.125%, 3/27/2033		$329,000	$327,027
Aon Corp./Aon Global Holdings PLC, 2.6%, 12/02/2031		420,000	352,396
Aon Corp./Aon Global Holdings PLC, 3.9%, 2/28/2052		403,000	324,991
Marsh & McLennan Cos., Inc., 2.25%, 11/15/2030		340,000	286,949
QBE Insurance Group Ltd., 2.5% to 9/13/2028, FLR (GBP Government Yield - 5yr. + 2.061%) to 9/13/2038	GBP	408,000	393,313
			$1,684,676
International Market Quasi-Sovereign – 0.9%
Caixa Geral de Depositos S.A. (Republic of Portugal), 5.75%, 10/31/2028	EUR	200,000	$223,417
Electricite de France S.A., 2.875% to 3/15/2027, FLR (EUR Swap Rate - 5yr. + 3.373%) to 3/15/2031, FLR (EUR Swap Rate - 5yr. + 3.623%) to 3/15/2047, FLR (EUR Swap Rate - 5yr. + 4.373%) to 3/15/2070		600,000	544,279
EnBW International Finance B.V., 3.5%, 7/24/2028		355,000	380,812
EnBW International Finance B.V., 4.049%, 11/22/2029		20,000	22,078
KFW German Government Development Bank, 1.125%, 3/31/2037		1,547,000	1,298,608
La Banque Postale S.A., 4.375%, 1/17/2030		500,000	535,201
NBN Co. Ltd. (Commonwealth of Australia), 4.375%, 3/15/2033		196,000	218,969
Ontario Teachers' Cadillac Fairview Properties, 2.5%, 10/15/2031 (n)		$517,000	407,080

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
International Market Quasi-Sovereign – continued
RTE Reseau de Transport d'Electricite, 0.75%, 1/12/2034	EUR	200,000	$163,466
			$3,793,910
International Market Sovereign – 12.2%
Commonwealth of Australia, 3.25%, 6/21/2039	AUD	804,000	$510,878
Commonwealth of Australia, 3%, 3/21/2047		1,430,000	835,431
Government of Bermuda, 2.375%, 8/20/2030 (n)		$220,000	187,631
Government of Bermuda, 5%, 7/15/2032 (n)		716,000	718,104
Government of Canada, 0.5%, 12/01/2030	CAD	1,419,000	880,074
Government of Canada, 2%, 12/01/2051		2,307,000	1,365,201
Government of Japan, 0.1%, 12/20/2026	JPY	621,550,000	4,697,893
Government of Japan, 2.1%, 12/20/2027		310,500,000	2,559,816
Government of Japan, 1.7%, 6/20/2044		412,350,000	3,467,839
Government of Japan, 0.3%, 6/20/2046		256,450,000	1,605,683
Government of Japan, 1.6%, 12/20/2052		287,950,000	2,338,213
Kingdom of Belgium, 0.4%, 6/22/2040	EUR	2,914,000	1,977,073
Kingdom of Spain, 2.55%, 10/31/2032		4,325,000	4,416,070
Kingdom of Spain, 3.15%, 4/30/2033		2,796,000	2,985,262
Kingdom of Spain, 3.9%, 7/30/2039 (n)		1,795,000	1,995,381
Kingdom of Spain, 1%, 10/31/2050		2,543,000	1,475,545
Kingdom of Sweden, 1.75%, 11/11/2033	SEK	32,190,000	2,962,541
Republic of Italy, 0.5%, 7/15/2028	EUR	6,689,000	6,183,671
United Kingdom Treasury, 1.25%, 7/22/2027	GBP	5,490,000	6,186,642
United Kingdom Treasury, 1.25%, 10/22/2041		1,452,000	1,180,521
United Kingdom Treasury, 1.25%, 7/31/2051		1,881,783	1,292,189
			$49,821,658
Local Authorities – 0.3%
Oslo kommune, 2.17%, 5/18/2029	NOK	7,000,000	$610,489
Province of Alberta, 4.5%, 12/01/2040	CAD	665,000	513,789
Province of British Columbia, 2.95%, 6/18/2050		300,000	181,965
			$1,306,243
Machinery & Tools – 0.2%
CNH Industrial Capital LLC, 1.875%, 1/15/2026		$611,000	$562,875
Sarens Finance Co. N.V., 5.75%, 2/21/2027	EUR	270,000	231,324
			$794,199
Major Banks – 4.6%
Australia and New Zealand Banking Group Ltd., 2.57% to 11/25/2030, FLR (CMT - 5yr. + 1.7%) to 11/25/2035 (n)		$528,000	$407,534
Banco de Sabadell S.A., 5.25% to 2/07/2028, FLR (EUR Swap Rate - 1yr. + 2.4%) to 2/07/2029	EUR	300,000	308,653
Banco de Sabadell S.A., 5% to 11/19/2027, FLR (EUR Swap Rate - 5yr. + 5.171%) to 2/19/2170		200,000	151,251
Bank of America Corp., 3.5%, 4/19/2026		$222,000	213,390
Bank of America Corp., 4.376% to 4/27/2027, FLR (SOFR - 1 day + 1.58%) to 4/27/2028		672,000	649,808
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR - 1 day + 1.32%) to 4/22/2032		1,190,000	993,084
Bank of Ireland Group PLC, 4.875% to 7/16/2027, FLR (EUR Swap Rate - 1yr. + 2.05%) to 7/16/2028	EUR	110,000	119,482
Barclays Bank PLC, 8.407% to 11/14/2027, FLR (GBP Swap Rate - 5yr. + 4.75%) to 11/14/2032	GBP	175,000	222,983
Barclays Bank PLC, FLR, 5.235% (LIBOR - 6mo.), 8/14/2171		$510,000	368,016
BNP Paribas S.A., 3.875%, 1/10/2031	EUR	400,000	428,768
Commonwealth Bank of Australia, 2.688%, 3/11/2031 (n)		$735,000	577,335
Credit Suisse AG (London), 2.125%, 5/31/2024	EUR	320,000	334,894
Danske Bank A/S, 4.625% to 4/13/2026, FLR (GBP Swap Rate - 1yr. + 1.7%) to 4/13/2027	GBP	230,000	277,898
Erste Group Bank AG, 5.125% to 10/15/2025, FLR (EUR Swap Rate - 5yr. + 4.851%) to 10/15/2171	EUR	400,000	350,857
Goldman Sachs Group, Inc., 2.383% to 7/21/2031, FLR (SOFR - 1 day + 1.248%) to 7/21/2032		$687,000	557,765
Goldman Sachs Group, Inc., 3.436% to 2/24/2042, FLR (SOFR - 1 day + 1.632%) to 2/24/2043		342,000	263,560
HSBC Bank PLC, FLR, 5.251% (LIBOR - 6mo. + 0.10%), 6/11/2171		80,000	57,600
HSBC Bank PLC, FLR, 5.401% (LIBOR - 6mo. + 0.25%), 12/19/2171		230,000	166,031
HSBC Holdings PLC, 2.099% to 6/04/2025, FLR (SOFR - 1 day + 1.929%) to 6/04/2026		726,000	666,671
HSBC Holdings PLC, 4.787% to 3/10/2031, FLR (EURIBOR - 3mo. + 1.55%) to 3/10/2032	EUR	390,000	431,554

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
HSBC Holdings PLC, 4% to 9/09/2026, FLR (CMT - 1yr. + 3.222%) to 9/09/2170		$394,000	$320,545
HSBC Holdings PLC, FLR, 5.459% (LIBOR - 6mo. + 0.25%), 3/18/2171		170,000	122,718
ING Groep N.V., 1% to 11/16/2027, FLR (EUR Swap Rate - 5yr. + 1.15%) to 11/16/2032	EUR	500,000	447,096
ING Groep N.V., 6.25%, 5/20/2033	GBP	400,000	482,268
JPMorgan Chase & Co., 1.953% to 2/04/2031, FLR (SOFR - 1 day + 1.065%) to 2/04/2032		$730,000	587,286
JPMorgan Chase & Co., 3.109% to 4/22/2050, FLR (SOFR + 2.44%) to 4/22/2051		928,000	656,785
Lloyds Banking Group PLC, 6.625% to 6/02/2028, FLR (GBP Swap Rate - 5yr. + 3.1%) to 6/02/2033	GBP	270,000	333,026
mBank S.A., 0.966% to 9/21/2026, FLR (EURIBOR - 3mo. + 1.25%) to 9/21/2027	EUR	500,000	417,391
Mitsubishi UFJ Financial Group, Inc., 2.494% to 10/13/2031, FLR (CMT - 1yr. + 0.97%) to 10/13/2032		$735,000	593,327
Morgan Stanley, 3.125%, 7/27/2026		555,000	525,605
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR - 1 day + 3.12%) to 4/01/2031		1,186,000	1,084,559
Nationwide Building Society, 6.178% to 12/07/2026, FLR (SONIA + 2.213%) to 12/07/2027	GBP	120,000	149,996
NatWest Group PLC, 5.763% to 2/28/2029, FLR (EUR Swap Rate - 5yr. + 2.6%) to 2/28/2034	EUR	270,000	293,892
NatWest Group PLC, 4.5% to 9/30/2028, FLR (GBP Swap Rate - 5yr. + 3.992%) to 3/31/2171	GBP	260,000	235,292
Société Générale S.A., 4.25%, 12/06/2030	EUR	300,000	314,064
Standard Chartered PLC, 0.8% to 11/17/2028, FLR (EUR Swap Rate - 1yr. + 0.85%) to 11/17/2029		340,000	300,294
Toronto-Dominion Bank, 4.108%, 6/08/2027		$801,000	775,785
UBS Group AG, 4.625%, 3/17/2028	EUR	230,000	249,243
UBS Group AG, 4.375% to 1/11/2030, FLR (EUR ICE Swap Rate - 1yr. + 1.55%) to 1/11/2031		390,000	412,409
UBS Group AG, 2.746% to 2/11/2032, FLR (CMT - 1yr. + 1.1%) to 2/11/2033 (n)		$900,000	721,150
Unicaja Banco S.A., 1% to 12/01/2025, FLR (EUR ICE Swap Rate - 1yr. + 1.15%) to 12/01/2026	EUR	300,000	291,399
Unicaja Banco S.A., 5.125% to 2/21/2028, FLR (EUR Swap Rate - 1yr. + 2.15%) to 2/21/2029		400,000	421,735
UniCredit S.p.A., 2.569% to 9/22/2025, FLR (CMT - 1yr. + 2.3%) to 9/22/2026 (n)		$590,000	534,059
UniCredit S.p.A., 3.875% to 6/03/2027, FLR (EUR ICE Swap Rate - 5yr. + 4.081%) to 6/03/2070	EUR	420,000	324,537
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033		$629,000	545,186
			$18,686,781
Medical & Health Technology & Services – 0.8%
Alcon Finance B.V., 2.375%, 5/31/2028	EUR	170,000	$171,332
Alcon Finance Corp., 3.8%, 9/23/2049 (n)		$626,000	495,281
Becton, Dickinson and Co., 4.298%, 8/22/2032		186,000	179,714
CVS Health Corp., 5.625%, 2/21/2053		376,000	380,899
HCA, Inc., 5.25%, 6/15/2026		470,000	470,427
HCA, Inc., 5.125%, 6/15/2039		195,000	182,272
New York Society for the Relief of the Ruptured & Crippled, 2.667%, 10/01/2050		650,000	421,530
ProMedica Toledo Hospital, “B”, AGM, 6.015%, 11/15/2048		309,000	301,292
Thermo Fisher Scientific (Finance I) B.V., 2%, 10/18/2051	EUR	360,000	252,052
Thermo Fisher Scientific, Inc., 1.75%, 10/15/2028		$409,000	359,360
			$3,214,159
Medical Equipment – 0.2%
Boston Scientific Corp., 0.625%, 12/01/2027	EUR	380,000	$360,857
DH Europe Finance II S.à r.l., 0.45%, 3/18/2028		380,000	356,188
			$717,045
Metals & Mining – 0.4%
Anglo American Capital PLC, 4.5%, 9/15/2028	EUR	100,000	$110,359
Anglo American Capital PLC, 5.625%, 4/01/2030 (n)		$326,000	327,978
Anglo American Capital PLC, 4.75%, 9/21/2032	EUR	220,000	239,695
Glencore Capital Finance DAC, 1.125%, 3/10/2028		720,000	671,058
Glencore Funding LLC, 2.85%, 4/27/2031 (n)		$456,000	383,363
			$1,732,453
Midstream – 0.8%
Enbridge, Inc., 5.7%, 3/08/2033		$301,000	$313,083
Enbridge, Inc., 5.375%, 9/27/2077	CAD	680,000	465,243
Energy Transfer LP, 5.55%, 2/15/2028		$258,000	261,987
Energy Transfer LP, 7.125% to 5/15/2030, FLR (CMT - 5yr. + 5.306%) to 5/15/2171		393,000	330,513
Galaxy Pipeline Assets Bidco Ltd., 2.16%, 3/31/2034 (n)		486,131	418,030

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Midstream – continued
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/2029	$369,000	$329,904
Sabine Pass Liquefaction LLC, 5%, 3/15/2027	356,000	354,722
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030	335,000	323,149
Targa Resources Corp., 4.2%, 2/01/2033	56,000	50,383
Targa Resources Corp., 4.95%, 4/15/2052	341,000	282,911
		$3,129,925
Mortgage-Backed – 4.8%
Fannie Mae, 4.5%, 7/01/2023 - 2/01/2046	$2,541,711	$2,541,240
Fannie Mae, 5%, 3/01/2036 - 8/01/2040	818,769	834,625
Fannie Mae, 5.5%, 11/01/2036 - 4/01/2037	70,013	72,385
Fannie Mae, 6%, 9/01/2037 - 6/01/2038	108,650	112,797
Fannie Mae, 4%, 11/01/2040 - 12/01/2040	592,496	576,807
Fannie Mae, 3.5%, 5/01/2043 - 12/01/2046	1,346,069	1,271,045
Fannie Mae, UMBS, 2.5%, 6/01/2050 - 1/01/2053	2,227,056	1,925,043
Fannie Mae, UMBS, 2%, 1/01/2051 - 4/01/2052	861,688	714,763
Fannie Mae, UMBS, 3%, 12/01/2051	221,522	200,000
Fannie Mae, UMBS, 5.5%, 11/01/2052 - 12/01/2052	317,794	320,990
Freddie Mac, 4%, 7/01/2025	16,082	16,079
Freddie Mac, 1.367%, 3/25/2027 (i)	809,000	38,871
Freddie Mac, 3.286%, 11/25/2027	1,303,000	1,252,680
Freddie Mac, 3.9%, 4/25/2028	400,000	394,681
Freddie Mac, 1.8%, 4/25/2030 (i)	1,420,926	149,835
Freddie Mac, 1.868%, 4/25/2030 (i)	1,365,340	145,573
Freddie Mac, 1.665%, 5/25/2030 (i)	1,747,943	171,367
Freddie Mac, 1.797%, 5/25/2030 (i)	3,920,368	413,515
Freddie Mac, 1.342%, 6/25/2030 (i)	1,615,349	130,259
Freddie Mac, 1.599%, 8/25/2030 (i)	1,436,842	138,753
Freddie Mac, 1.169%, 9/25/2030 (i)	905,456	65,155
Freddie Mac, 1.081%, 11/25/2030 (i)	1,823,916	123,170
Freddie Mac, 0.329%, 1/25/2031 (i)	6,718,365	132,330
Freddie Mac, 0.516%, 3/25/2031 (i)	8,137,950	261,109
Freddie Mac, 0.937%, 7/25/2031 (i)	1,499,257	95,333
Freddie Mac, 0.535%, 9/25/2031 (i)	6,201,367	234,153
Freddie Mac, 0.855%, 9/25/2031 (i)	1,902,494	110,691
Freddie Mac, 0.567%, 12/25/2031 (i)	1,517,361	59,924
Freddie Mac, 4.35%, 1/25/2033	231,619	233,707
Freddie Mac, 5.5%, 5/01/2034 - 7/01/2037	16,646	17,187
Freddie Mac, 5%, 10/01/2036 - 7/01/2041	247,293	252,996
Freddie Mac, 4.5%, 12/01/2039 - 5/01/2042	479,177	482,421
Freddie Mac, UMBS, 3.5%, 1/01/2047 - 11/01/2049	769,021	723,367
Freddie Mac, UMBS, 3%, 6/01/2050 - 4/01/2052	94,948	85,680
Freddie Mac, UMBS, 2.5%, 10/01/2051 - 2/01/2053	1,622,707	1,400,238
Freddie Mac, UMBS, 2%, 4/01/2052	33,470	27,690
Freddie Mac, UMBS, 4%, 5/01/2052	47,664	45,954
Freddie Mac, UMBS, 6%, 11/01/2052	249,309	255,154
Ginnie Mae, 5%, 5/15/2040	31,405	32,478
Ginnie Mae, 3.5%, 6/20/2043	437,440	418,538
Ginnie Mae, 2.5%, 8/20/2051 - 11/20/2051	593,439	522,336
Ginnie Mae, 2%, 1/20/2052	371,173	315,292
Ginnie Mae, 3%, 2/20/2052 - 11/20/2052	438,556	399,680
Ginnie Mae, 4%, 8/20/2052	148,087	142,550
Ginnie Mae, TBA, 5.5%, 5/15/2048 - 4/20/2053	250,000	252,745
Ginnie Mae, TBA, 2.5%, 4/20/2053	450,000	396,000
Ginnie Mae, TBA, 5%, 4/20/2053	75,000	75,094
UMBS, TBA, 2%, 4/25/2053	900,000	743,987
UMBS, TBA, 6%, 4/25/2053	125,000	127,583
		$19,453,850

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Municipals – 0.8%
Iowa Student Loan Liquidity Corp. Rev., Taxable, “A”, 5.08%, 12/01/2039		$475,000	$448,933
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “M-A”, 2.641%, 7/01/2037		695,000	638,975
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “M-A”, 4.949%, 7/01/2038		685,000	673,304
Massachusetts Housing Finance Agency, Single Family Housing Rev., Taxable, “226”, 5.562%, 12/01/2052		515,000	522,988
Michigan Finance Authority Hospital Rev., Taxable (Trinity Health Credit Group), 3.384%, 12/01/2040		480,000	399,797
Minnesota Housing Finance Agency, Residential Housing, Taxable, “G”, 4.337%, 1/01/2047		455,000	442,710
Oklahoma Development Finance Authority, Health System Rev., Taxable (OU Medicine Project), “C”, 5.45%, 8/15/2028		275,000	232,042
			$3,358,749
Natural Gas - Distribution – 0.1%
ENGIE S.A., 4.25%, 1/11/2043	EUR	100,000	$107,673
NiSource, Inc., 5.25%, 3/30/2028		$80,000	81,379
			$189,052
Natural Gas - Pipeline – 0.3%
APA Infrastructure Ltd., 0.75%, 3/15/2029	EUR	440,000	$389,575
APA Infrastructure Ltd., 2.5%, 3/15/2036	GBP	770,000	651,346
			$1,040,921
Network & Telecom – 0.2%
AT&T, Inc., 3.5%, 9/15/2053		$229,000	$166,265
Orange S.A., 3.625%, 11/16/2031	EUR	400,000	431,092
Verizon Communications, Inc., 2.1%, 3/22/2028		$291,000	259,229
			$856,586
Oils – 0.2%
Neste Oyj, 0.75%, 3/25/2028	EUR	400,000	$376,844
Neste Oyj, 3.875%, 3/16/2029		120,000	131,494
Puma International Financing S.A., 5%, 1/24/2026		$475,000	422,729
			$931,067
Other Banks & Diversified Financials – 1.6%
AIB Group PLC, 5.75% to 2/16/2028, FLR (EUR Swap Rate - 1yr. + 2.85%) to 2/16/2029	EUR	300,000	$336,032
AIB Group PLC, 2.875% to 5/30/2026, FLR (EUR Swap Rate - 5yr. + 3.3%) to 5/30/2031		340,000	333,546
Alpha Bank, 4.25%, 2/13/2030		590,000	504,151
Arion Banki HF, 4.875%, 12/21/2024		520,000	554,781
Bank of Cyprus PCL, 2.5% to 6/24/2026, FLR (EUR Swap Rate - 5yr. + 2.785%) to 6/24/2027		380,000	344,087
Belfius Bank S.A., 3.625% to 4/16/2025, FLR (EUR Swap Rate - 5yr. + 2.938%) to 4/16/2068		400,000	307,998
BPCE S.A., 2.277% to 1/20/2031, FLR (SOFR - 1 day + 1.312%) to 1/20/2032 (n)		$550,000	427,848
CaixaBank S.A., 5.375% to 11/14/2029, FLR (EURIBOR - 3mo. + 2.4%) to 11/14/2030	EUR	200,000	223,773
CaixaBank S.A., 6.875% to 10/25/2028, FLR (GBP Swap Rate - 5yr. + 3.7%) to 10/25/2033	GBP	200,000	238,366
CaixaBank S.A., 3.625% to 3/14/2029, FLR (EUR Swap Rate - 5yr. + 3.857%) to 12/14/2170	EUR	600,000	420,968
Deutsche Bank AG, 6.125% to 12/12/2029, FLR (SONIA + 2.621%) to 12/12/2030	GBP	300,000	351,351
Deutsche Bank AG, 4% to 6/24/2027, FLR (EUR ICE Swap Rate - 5yr. + 3.3%) to 6/24/2032	EUR	300,000	281,424
Deutsche Bank AG, 6.75% to 4/30/2029, FLR (EUR Swap Rate - 5yr. + 5.692%) to 4/04/2171		400,000	325,366
Groupe BPCE S.A., 4.5%, 3/15/2025 (n)		$287,000	276,583
Groupe BPCE S.A., 1.75% to 2/02/2029, FLR (EUR Swap Rate - 5yr. + 1.57%) to 2/02/2034	EUR	500,000	443,129
Groupe des Assurances du Credit Mutuel, 1.85% to 4/21/2032, FLR (EURIBOR - 3mo. + 2.65%) to 4/21/2042		400,000	313,195
Macquarie Group Ltd., 4.08%, 5/31/2029	GBP	540,000	603,020
Virgin Money UK PLC, 5.125% to 12/11/2025, FLR (GBP Government Yield - 5yr. + 5.25%) to 12/11/2030		335,000	382,477
			$6,668,095
Pharmaceuticals – 0.1%
Amgen, Inc., 5.25%, 3/02/2030		$235,000	$240,354
Amgen, Inc., 5.6%, 3/02/2043		329,000	338,968
			$579,322

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Pollution Control – 0.3%
Waste Connections, Inc., 4.2%, 1/15/2033		$754,000	$723,641
Waste Management, Inc., 4.625%, 2/15/2033		463,000	464,061
			$1,187,702
Precious Metals & Minerals – 0.1%
Northern Star Resources Ltd. Co., 6.125%, 4/11/2033 (n)		$510,000	$505,893
Printing & Publishing – 0.0%
Wolters Kluwer N.V., 3.75%, 4/03/2031	EUR	100,000	$108,826
Real Estate - Office – 0.2%
Corporate Office Property LP, REIT, 2.25%, 3/15/2026		$356,000	$314,262
Corporate Office Property LP, REIT, 2%, 1/15/2029		237,000	184,160
Corporate Office Property LP, REIT, 2.75%, 4/15/2031		490,000	363,030
			$861,452
Real Estate - Other – 0.3%
EPR Properties, REIT, 3.6%, 11/15/2031		$405,000	$302,991
Lexington Realty Trust Co., 2.7%, 9/15/2030		466,000	378,224
W.P. Carey, Inc., REIT, 2.4%, 2/01/2031		393,000	320,715
			$1,001,930
Real Estate - Retail – 0.3%
Regency Centers Corp., 3.7%, 6/15/2030		$165,000	$148,817
STORE Capital Corp., REIT, 2.75%, 11/18/2030		786,000	579,145
WEA Finance LLC, 2.875%, 1/15/2027 (n)		470,000	405,147
			$1,133,109
Restaurants – 0.1%
McDonald's Corp., 4.25%, 3/07/2035	EUR	320,000	$356,305
Retailers – 0.2%
AutoZone, Inc., 4.75%, 8/01/2032		$282,000	$279,589
Home Depot, Inc., 4.875%, 2/15/2044		283,000	280,341
Home Depot, Inc., 3.625%, 4/15/2052		440,000	354,104
			$914,034
Specialty Chemicals – 0.1%
International Flavors & Fragrances, Inc., 1.832%, 10/15/2027 (n)		$399,000	$338,663
Specialty Stores – 0.1%
DICK'S Sporting Goods, 3.15%, 1/15/2032		$552,000	$453,489
Supranational – 2.0%
Corporacion Andina de Fomento, 4.5%, 3/07/2028	EUR	450,000	$496,785
European Stability Mechanism, 1%, 6/23/2027		1,070,000	1,069,555
European Stability Mechanism, 0.5%, 3/05/2029		1,230,000	1,158,346
European Stability Mechanism, 0.01%, 10/15/2031		4,199,000	3,549,462
European Stability Mechanism, 3.375%, 4/03/2037		455,000	501,802
European Union, 3.375%, 11/04/2042		546,144	595,970
International Bank for Reconstruction and Development, 4.25%, 6/24/2025	AUD	465,000	314,811
West African Development Bank, 4.7%, 10/22/2031		$525,000	428,358
			$8,115,089
Telecommunications - Wireless – 0.6%
Cellnex Telecom S.A., 1.75%, 10/23/2030	EUR	600,000	$518,966
Crown Castle, Inc., REIT, 3.7%, 6/15/2026		$275,000	265,116
Rogers Communications, Inc., 3.8%, 3/15/2032 (n)		413,000	370,647

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Telecommunications - Wireless – continued
Rogers Communications, Inc., 3.7%, 11/15/2049		$151,000	$110,729
T-Mobile USA, Inc., 3.875%, 4/15/2030		817,000	766,602
Vodafone Group PLC, 5.625%, 2/10/2053		336,000	331,814
Vodafone International Financing DAC, 4%, 2/10/2043	EUR	202,000	206,514
			$2,570,388
Telephone Services – 0.3%
Deutsche Telekom AG, 1.375%, 7/05/2034	EUR	440,000	$382,441
TELUS Corp., 2.85%, 11/13/2031	CAD	1,000,000	635,598
			$1,018,039
Tobacco – 0.2%
B.A.T. International Finance PLC, 2.25%, 1/16/2030	EUR	370,000	$329,411
Philip Morris International, Inc., 5.125%, 11/17/2027		$538,000	550,540
			$879,951
Transportation - Services – 0.5%
Autostrade per L'Italia S.p.A., 4.75%, 1/24/2031	EUR	325,000	$347,235
Holding d'Infrastructures de Transport, 1.475%, 1/18/2031		300,000	262,838
Transurban Finance Co., 1.45%, 5/16/2029		350,000	330,854
Triton International Ltd., 3.15%, 6/15/2031 (n)		$440,000	349,871
United Parcel Service, 5.05%, 3/03/2053		688,000	707,696
			$1,998,494
U.S. Government Agencies and Equivalents – 0.1%
Small Business Administration, 5.31%, 5/01/2027		$11,075	$10,979
Small Business Administration, 2.22%, 3/01/2033		414,495	379,236
			$390,215
U.S. Treasury Obligations – 0.2%
U.S. Treasury Bonds, 1.125%, 8/15/2040 (f)		$527,000	$348,334
U.S. Treasury Bonds, 2.375%, 11/15/2049 (f)		468,000	361,512
			$709,846
Utilities - Electric Power – 2.4%
American Electric Power Co., Inc., 5.625%, 3/01/2033		$234,000	$242,044
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)		104,000	87,562
Bruce Power LP, 2.68%, 12/21/2028	CAD	915,000	612,085
E.ON SE, 3.875%, 1/12/2035	EUR	270,000	289,962
Enel Americas S.A., 4%, 10/25/2026		$1,891,000	1,810,632
Enel Finance International N.V., 2.25%, 7/12/2031 (n)		830,000	649,838
Enel Finance International N.V., 4.5%, 2/20/2043	EUR	240,000	248,371
Enel Finance International N.V., 4.75%, 5/25/2047 (n)		$543,000	465,259
Enel S.p.A., 2.25% to 3/10/2027, FLR (EUR Swap Rate - 5yr. + 2.679%) to 3/10/2032, FLR (EUR Swap Rate - 5yr. + 2.929%) to 3/10/2047, FLR (EUR Swap Rate - 5yr. + 3.679%) to 3/10/2070	EUR	325,000	301,239
Enel S.p.A., 1.875% to 9/08/2030, FLR (EUR Swap Rate - 5yr. + 2.011%) to 9/08/2035, FLR (EUR Swap Rate - 5yr. + 2.261%) to 9/08/2050, FLR (EUR Swap Rate - 5yr. + 3.011%) to 3/08/2170		385,000	299,329
ENGIE Energía Chile S.A., 4.5%, 1/29/2025 (n)		$1,180,000	1,131,706
Evergy, Inc., 2.9%, 9/15/2029		501,000	449,016
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)		427,000	357,119
National Grid Electricity Transmission PLC, 2%, 4/17/2040	GBP	470,000	363,626
National Grid PLC, 3.875%, 1/16/2029	EUR	250,000	269,331
National Grid PLC, 4.275%, 1/16/2035		230,000	246,091
NextEra Energy Capital Holdings, Inc., 6.051%, 3/01/2025		$225,000	228,893
PPL Electric Utilities Corp, 1st Mortgage, 5.25%, 5/15/2053		535,000	553,599
Southern California Edison Co., 3.65%, 2/01/2050		252,000	193,991
Virginia Electric & Power Co., 3.5%, 3/15/2027		330,000	316,852
Virginia Electric & Power Co., 2.875%, 7/15/2029		581,000	526,731

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
Xcel Energy, Inc., 4.6%, 6/01/2032		$184,000	$178,632
			$9,821,908
Utilities - Gas – 0.3%
EP Infrastructure A.S., 1.698%, 7/30/2026	EUR	530,000	$474,520
EP Infrastructure A.S., 2.045%, 10/09/2028		680,000	553,648
			$1,028,168
Total Bonds			$255,693,837
Common Stocks – 33.3%
Aerospace & Defense – 0.8%
General Dynamics Corp.		5,836	$1,331,834
Honeywell International, Inc. (f)		3,469	662,995
L3Harris Technologies, Inc.		3,171	622,277
Northrop Grumman Corp.		1,024	472,801
			$3,089,907
Alcoholic Beverages – 0.7%
Diageo PLC		23,585	$1,051,473
Heineken N.V.		5,497	591,778
Kirin Holdings Co. Ltd.		25,500	403,550
Pernod Ricard S.A.		2,997	679,060
			$2,725,861
Apparel Manufacturers – 0.3%
Compagnie Financiere Richemont S.A.		8,935	$1,432,288
Automotive – 0.8%
Aptiv PLC (a)		8,936	$1,002,530
Bridgestone Corp.		3,500	142,184
Lear Corp.		4,580	638,864
LKQ Corp. (f)		19,604	1,112,723
Stellantis N.V.		16,730	304,418
			$3,200,719
Biotechnology – 0.1%
Biogen, Inc. (a)		457	$127,060
Gilead Sciences, Inc.		4,159	345,072
			$472,132
Broadcasting – 0.4%
Omnicom Group, Inc. (f)		19,350	$1,825,479
Brokerage & Asset Managers – 0.7%
Cboe Global Markets, Inc.		5,931	$796,178
Charles Schwab Corp. (f)		26,869	1,407,398
NASDAQ, Inc.		11,285	616,951
			$2,820,527
Business Services – 1.3%
Accenture PLC, “A”		2,821	$806,270
Amdocs Ltd.		7,537	723,778
CGI, Inc. (a)		6,903	665,272
Experian PLC		17,170	565,154
Fidelity National Information Services, Inc.		8,227	446,973
Fiserv, Inc. (a)(f)		7,161	809,408
Nomura Research Institute Ltd.		20,400	474,386

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Business Services – continued
Secom Co. Ltd.	13,400	$824,776
		$5,316,017
Cable TV – 0.7%
Comcast Corp., “A”	72,793	$2,759,583
Chemicals – 0.3%
Nutrien Ltd.	1,553	$114,691
PPG Industries, Inc.	8,933	1,193,270
		$1,307,961
Computer Software – 0.4%
Microsoft Corp. (f)	5,368	$1,547,594
Computer Software - Systems – 1.5%
Amadeus IT Group S.A. (a)	12,080	$808,837
Cap Gemini S.A.	2,691	500,542
Fujitsu Ltd.	6,700	905,606
Hitachi Ltd.	25,100	1,379,672
Hon Hai Precision Industry Co. Ltd.	144,000	493,975
Lenovo Group Ltd.	282,000	305,354
Samsung Electronics Co. Ltd.	27,524	1,364,869
Seagate Technology Holdings PLC	4,095	270,761
		$6,029,616
Construction – 0.7%
Anhui Conch Cement Co. Ltd.	93,000	$323,484
Masco Corp.	21,233	1,055,705
Stanley Black & Decker, Inc.	6,882	554,552
Techtronic Industries Co. Ltd.	36,000	393,032
Vulcan Materials Co.	3,412	585,363
		$2,912,136
Consumer Products – 0.7%
Colgate-Palmolive Co. (f)	11,014	$827,702
Kimberly-Clark Corp. (f)	9,077	1,218,315
Reckitt Benckiser Group PLC	12,479	947,968
		$2,993,985
Electrical Equipment – 0.8%
Johnson Controls International PLC	19,913	$1,199,161
Legrand S.A.	6,410	586,318
Schneider Electric SE	9,795	1,637,420
		$3,422,899
Electronics – 1.5%
Intel Corp.	29,315	$957,721
Kyocera Corp.	17,500	912,899
Novatek Microelectronics Corp.	18,000	256,123
NXP Semiconductors N.V.	5,817	1,084,725
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	7,163	666,302
Texas Instruments, Inc. (f)	11,306	2,103,029
		$5,980,799
Energy - Independent – 1.0%
ConocoPhillips (f)	16,040	$1,591,328
Hess Corp. (f)	8,653	1,145,138
Phillips 66	4,055	411,096
Pioneer Natural Resources Co.	2,356	481,190

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Independent – continued
Valero Energy Corp.	2,047	$285,761
		$3,914,513
Energy - Integrated – 1.2%
China Petroleum & Chemical Corp.	1,540,000	$907,549
Eni S.p.A. (l)	107,139	1,499,577
Exxon Mobil Corp.	4,906	537,992
LUKOIL PJSC (a)(u)	1,414	0
Petroleo Brasileiro S.A., ADR	26,189	243,034
Suncor Energy, Inc.	30,565	948,951
TotalEnergies SE	11,250	663,226
		$4,800,329
Engineering - Construction – 0.0%
ACS Actividades de Construcción y Servicios S.A.	3,749	$119,461
Food & Beverages – 1.1%
Archer Daniels Midland Co.	5,527	$440,281
Coca-Cola FEMSA S.A.B. de C.V.	2,674	215,177
Danone S.A.	16,179	1,005,568
General Mills, Inc. (f)	17,685	1,511,360
J.M. Smucker Co.	4,502	708,480
Nestle S.A.	3,614	441,185
		$4,322,051
Food & Drug Stores – 0.6%
Albertsons Cos., Inc., “A”	12,359	$256,820
BIM Birlesik Magazalar A.S.	64,296	497,077
Tesco PLC	476,469	1,561,710
		$2,315,607
Health Maintenance Organizations – 0.4%
Cigna Group (f)	6,407	$1,637,181
Insurance – 2.0%
Aon PLC (s)	7,310	$2,304,770
Chubb Ltd.	5,069	984,298
Equitable Holdings, Inc.	23,620	599,712
Hartford Financial Services Group, Inc.	4,048	282,105
Manulife Financial Corp.	59,162	1,085,622
MetLife, Inc. (f)	8,303	481,076
Samsung Fire & Marine Insurance Co. Ltd.	2,613	414,394
Travelers Cos., Inc.	2,162	370,588
Willis Towers Watson PLC	4,893	1,137,035
Zurich Insurance Group AG	947	453,032
		$8,112,632
Internet – 0.3%
Alphabet, Inc., “A” (a)(f)	11,901	$1,234,491
Leisure & Toys – 0.0%
Nintendo Co. Ltd.	4,300	$166,691
Machinery & Tools – 1.2%
Eaton Corp. PLC	7,784	$1,333,711
GEA Group AG	3,903	177,566
Ingersoll Rand, Inc.	18,859	1,097,217
Kubota Corp.	40,400	611,979

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – continued
Regal Rexnord Corp.	6,386	$898,702
Timken Co.	1,491	121,844
Volvo Group (l)	35,106	724,098
		$4,965,117
Major Banks – 3.6%
ABN AMRO Group N.V., GDR	35,219	$559,417
Bank of America Corp.	47,953	1,371,456
BNP Paribas	40,676	2,435,485
DBS Group Holdings Ltd.	56,700	1,409,121
Erste Group Bank AG	4,786	158,308
Goldman Sachs Group, Inc.	5,850	1,913,593
JPMorgan Chase & Co.	13,563	1,767,395
Mitsubishi UFJ Financial Group, Inc.	159,500	1,023,384
NatWest Group PLC	427,219	1,395,888
Regions Financial Corp.	19,058	353,716
State Street Corp.	2,428	183,775
UBS Group AG	100,714	2,123,365
		$14,694,903
Medical & Health Technology & Services – 0.3%
ICON PLC (a)	2,382	$508,771
McKesson Corp.	2,121	755,182
		$1,263,953
Medical Equipment – 0.7%
Becton, Dickinson and Co.	3,481	$861,687
Boston Scientific Corp. (a)(f)	17,002	850,610
Medtronic PLC	13,737	1,107,477
		$2,819,774
Metals & Mining – 0.9%
Adaro Energy Indonesia Tbk PT	307,900	$59,549
Fortescue Metals Group Ltd.	4,745	71,334
Glencore PLC	184,096	1,058,940
Rio Tinto PLC	26,627	1,804,648
United States Steel Corp.	13,109	342,145
Vale S.A.	28,400	449,888
		$3,786,504
Other Banks & Diversified Financials – 0.7%
China Construction Bank Corp.	387,000	$250,332
Julius Baer Group Ltd.	11,674	799,312
KB Financial Group, Inc.	3,216	118,124
Northern Trust Corp.	7,090	624,842
Sberbank of Russia PJSC (u)	137,348	0
SLM Corp.	20,037	248,258
Truist Financial Corp.	19,372	660,585
		$2,701,453
Pharmaceuticals – 3.3%
Bayer AG	26,643	$1,696,675
Johnson & Johnson	20,262	3,140,610
Merck & Co., Inc. (f)	25,453	2,707,945
Novartis AG	3,052	280,188
Organon & Co. (f)	26,429	621,610
Pfizer, Inc. (f)	27,046	1,103,477
Roche Holding AG	10,727	3,069,932

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – continued
Sanofi	6,320	$688,262
		$13,308,699
Printing & Publishing – 0.3%
RELX PLC	16,127	$522,225
Wolters Kluwer N.V.	6,382	805,291
		$1,327,516
Railroad & Shipping – 0.4%
A.P. Moller-Maersk A/S	43	$77,902
Canadian Pacific Railway Ltd.	6,551	504,449
Orient Overseas International Ltd.	4,500	86,103
Union Pacific Corp.	4,526	910,902
		$1,579,356
Real Estate – 0.2%
National Retail Properties, Inc., REIT	4,986	$220,132
Simon Property Group, Inc., REIT	4,160	465,795
W.P. Carey, Inc., REIT	3,138	243,038
		$928,965
Restaurants – 0.2%
Darden Restaurants, Inc.	1,124	$174,400
Sodexo	2,080	203,153
Texas Roadhouse, Inc.	1,898	205,098
Yum China Holdings, Inc.	6,841	433,651
		$1,016,302
Specialty Chemicals – 0.3%
Akzo Nobel N.V.	6,750	$526,921
Axalta Coating Systems Ltd. (a)	16,220	491,304
Chemours Co.	4,275	127,993
		$1,146,218
Telecommunications - Wireless – 0.8%
KDDI Corp.	62,200	$1,920,830
PT Telekom Indonesia	680,000	184,121
T-Mobile US, Inc. (a)(f)	8,149	1,180,301
		$3,285,252
Telephone Services – 0.3%
Hellenic Telecommunications Organization S.A.	22,431	$328,163
Orange S.A.	26,025	309,111
Quebecor, Inc., “B”	17,503	432,686
		$1,069,960
Tobacco – 0.6%
British American Tobacco PLC	20,428	$715,805
Japan Tobacco, Inc.	20,400	430,576
Philip Morris International, Inc. (f)	12,832	1,247,912
		$2,394,293
Utilities - Electric Power – 1.2%
Duke Energy Corp.	5,069	$489,006
E.ON SE	113,882	1,420,308
Edison International	11,328	799,643
Iberdrola S.A.	74,193	924,110
National Grid PLC	37,525	509,351
PG&E Corp. (a)	42,406	685,705

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – continued
Vistra Corp.	4,980	$119,520
		$4,947,643
Total Common Stocks		$135,696,367
Preferred Stocks – 0.5%
Computer Software - Systems – 0.1%
Samsung Electronics Co. Ltd.	3,671	$153,295
Consumer Products – 0.3%
Henkel AG & Co. KGaA	17,591	$1,374,720
Metals & Mining – 0.1%
Gerdau S.A.	84,840	$423,326
Total Preferred Stocks		$1,951,341
Convertible Preferred Stocks – 0.1%
Medical Equipment – 0.1%
Boston Scientific Corp., 5.5%	2,435	$294,732
Investment Companies (h) – 1.6%
Money Market Funds – 1.6%
MFS Institutional Money Market Portfolio, 4.56% (v)	6,690,330	$6,691,668
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.0%
Market Index Securities – 0.0%
iTraxx Europe Crossover Series 39 Index Credit Default Swap-Fund pays 5%, Fund receives notional amount upon a defined credit event of an index constituent – May 2023 @ 5.5%	Put	BNP Paribas S.A.	$ 4,558,471	EUR 4,090,000	$19,124
S&P 500 Index – September 2023 @ $2,950	Put	Goldman Sachs International	26,299,584	64	121,024
Total Purchased Options					$140,148
Issuer	Shares/Par
Collateral for Securities Loaned – 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.86% (j)	123,553	$123,553

Other Assets, Less Liabilities – 1.7%		6,814,521
Net Assets – 100.0%		$407,406,167
(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $6,691,668 and $393,899,978, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $43,861,889, representing 10.8% of net assets.
(s)	Security or a portion of the security was pledged to cover collateral requirements for certain derivative transactions.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.

Portfolio of Investments (unaudited) – continued
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
GDR	Global Depositary Receipt
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
PCL	Public Company Limited
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi (Offshore)
CNY	China Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
UYU	Uruguayan Peso
ZAR	South African Rand
Derivative Contracts at 3/31/23
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
CAD	1,188,310	USD	878,503	Brown Brothers Harriman	4/21/2023	$976
CAD	3,490,029	USD	2,546,333	Deutsche Bank AG	4/21/2023	36,667

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives − continued
CAD	1,192,724	USD	869,115	HSBC Bank	4/21/2023	$13,630
CAD	350,177	USD	257,942	State Street Bank Corp.	4/21/2023	1,227
CHF	1,026,000	USD	1,120,751	HSBC Bank	5/23/2023	6,561
CLP	98,837,007	USD	118,163	Goldman Sachs International	6/02/2023	5,324
CNH	2,645,343	USD	380,018	State Street Bank Corp.	4/21/2023	5,385
COP	618,229,197	USD	126,334	Citibank N.A.	4/21/2023	5,984
CZK	7,824,493	USD	350,688	Morgan Stanley Capital Services, Inc.	4/21/2023	10,559
CZK	1,121,502	USD	51,527	UBS AG	4/21/2023	251
EUR	624,468	USD	662,369	Brown Brothers Harriman	4/21/2023	15,507
EUR	1,392,857	USD	1,504,618	Citibank N.A.	4/21/2023	7,365
EUR	1,994,779	USD	2,128,745	Deutsche Bank AG	4/21/2023	36,640
EUR	4,992,125	USD	5,325,452	HSBC Bank	4/21/2023	93,628
EUR	9,818,000	USD	10,670,144	HSBC Bank	5/23/2023	6,895
EUR	1,105,432	USD	1,194,065	JPMorgan Chase Bank N.A.	4/21/2023	5,910
EUR	158,583	USD	171,307	Merrill Lynch International	4/21/2023	839
EUR	2,193,887	USD	2,360,820	State Street Bank Corp.	4/21/2023	20,702
EUR	1,018,335	USD	1,093,999	UBS AG	4/21/2023	11,429
GBP	2,778,169	USD	3,420,621	Brown Brothers Harriman	4/21/2023	7,736
GBP	253,258	USD	306,693	Deutsche Bank AG	4/21/2023	5,835
GBP	1,416,491	USD	1,723,591	HSBC Bank	4/21/2023	24,411
GBP	6,967,000	USD	8,598,490	HSBC Bank	5/23/2023	4,581
GBP	1,280,429	USD	1,560,099	Merrill Lynch International	4/21/2023	19,994
GBP	4,250,850	USD	5,158,482	State Street Bank Corp.	4/21/2023	87,216
GBP	267,000	USD	318,831	UBS AG	4/21/2023	10,656
HUF	74,886,000	USD	198,209	Goldman Sachs International	4/21/2023	14,329
IDR	17,955,577,561	USD	1,194,014	Citibank N.A.	5/10/2023	2,281
JPY	86,848,023	USD	640,814	Morgan Stanley Capital Services, Inc.	4/21/2023	14,884
MXN	29,059,816	USD	1,553,389	Deutsche Bank AG	4/21/2023	53,886
MXN	14,280,655	USD	752,448	HSBC Bank	4/21/2023	37,404
NZD	2,078,158	USD	1,289,443	Goldman Sachs International	4/21/2023	10,085
NZD	3,841,944	USD	2,397,361	HSBC Bank	4/21/2023	5,109
NZD	4,097,830	USD	2,552,610	JPMorgan Chase Bank N.A.	4/21/2023	9,872
NZD	232,231	USD	143,971	State Street Bank Corp.	4/21/2023	1,249
NZD	1,581,228	USD	987,401	UBS AG	4/21/2023	1,383
PLN	2,454,930	USD	559,590	State Street Bank Corp.	4/21/2023	8,559
USD	2,694,960	AUD	3,935,279	Barclays Bank PLC	4/21/2023	62,822
USD	2,991,479	AUD	4,303,883	Brown Brothers Harriman	4/21/2023	112,798
USD	1,275,890	AUD	1,852,646	HSBC Bank	4/21/2023	36,735
USD	16,906,836	AUD	25,156,767	HSBC Bank	5/23/2023	61,151
USD	2,499,363	AUD	3,708,633	Merrill Lynch International	4/21/2023	18,819
USD	864,786	AUD	1,236,364	UBS AG	4/21/2023	37,835
USD	4,468,341	CAD	5,976,687	BNP Paribas S.A.	4/21/2023	44,945
USD	1,298,000	CAD	1,742,569	Deutsche Bank AG	4/21/2023	8,310
USD	1,376,121	CAD	1,839,489	JPMorgan Chase Bank N.A.	4/21/2023	14,699
USD	69,397	CAD	93,345	Morgan Stanley Capital Services, Inc.	4/21/2023	311
USD	2,026,943	CAD	2,722,061	State Street Bank Corp.	4/21/2023	12,323
USD	1,324,589	CNH	8,921,794	State Street Bank Corp.	4/21/2023	24,764
USD	19,605,893	CNY	134,151,675	Citibank N.A.	5/23/2023	2,639
USD	3,370,084	EUR	3,098,664	Deutsche Bank AG	4/21/2023	6,404
USD	2,625,558	EUR	2,400,009	HSBC Bank	4/21/2023	20,286
USD	9,812,244	EUR	9,030,803	JPMorgan Chase Bank N.A.	4/21/2023	9,073
USD	40,363	EUR	36,888	State Street Bank Corp.	4/21/2023	320
USD	1,800,940	EUR	1,655,970	UBS AG	4/21/2023	3,342
USD	117,953	GBP	95,160	Brown Brothers Harriman	4/21/2023	522

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives − continued
USD	14,318,511	GBP	11,581,043	Deutsche Bank AG	4/21/2023	$27,098
USD	879,626	GBP	712,419	JPMorgan Chase Bank N.A.	4/21/2023	476
USD	1,426,510	GBP	1,149,231	State Street Bank Corp.	4/21/2023	8,319
USD	332,243	JPY	42,537,519	HSBC Bank	4/21/2023	11,087
USD	3,480,476	JPY	452,228,000	HSBC Bank	5/23/2023	50,259
USD	1,323,293	JPY	170,525,148	State Street Bank Corp.	4/21/2023	35,837
USD	1,916,254	KRW	2,465,738,041	Barclays Bank PLC	5/10/2023	17,954
USD	6,318,882	KRW	7,876,451,066	Citibank N.A.	4/12/2023	265,954
USD	2,436,127	KRW	3,156,538,970	Citibank N.A.	5/23/2023	4,250
USD	600,179	KRW	777,360,000	Goldman Sachs International	4/28/2023	2,151
USD	7,757,926	KRW	9,518,819,553	Merrill Lynch International	4/28/2023	435,034
USD	718,119	KRW	929,030,000	Merrill Lynch International	6/15/2023	1,394
USD	389,720	NOK	3,843,381	Deutsche Bank AG	4/21/2023	22,337
USD	1,137,438	NOK	11,796,000	HSBC Bank	5/23/2023	8,234
USD	1,410,452	NOK	14,713,017	JPMorgan Chase Bank N.A.	4/21/2023	4,057
USD	3,450,610	NZD	5,453,665	Brown Brothers Harriman	4/21/2023	40,288
USD	3,757,523	NZD	5,862,647	HSBC Bank	4/21/2023	91,453
USD	1,272,378	NZD	2,024,332	JPMorgan Chase Bank N.A.	4/21/2023	6,509
USD	1,426,491	NZD	2,279,989	UBS AG	4/21/2023	753
USD	669,851	SEK	6,859,786	Goldman Sachs International	4/21/2023	8,285
USD	3,392,809	SEK	35,021,000	HSBC Bank	5/23/2023	9,715
USD	3,301,586	TWD	98,210,114	Barclays Bank PLC	5/05/2023	66,520
USD	1,889,526	TWD	57,051,978	Citibank N.A.	5/23/2023	6,530
						$2,207,541
Liability Derivatives
AUD	3,243,410	USD	2,264,889	Citibank N.A.	4/21/2023	$(95,513)
AUD	5,198,663	USD	3,615,560	Deutsche Bank AG	4/21/2023	(138,400)
AUD	1,959,839	USD	1,367,496	HSBC Bank	4/21/2023	(56,645)
AUD	162,061	USD	108,790	JPMorgan Chase Bank N.A.	4/21/2023	(395)
AUD	141,330	USD	100,355	NatWest Markets PLC	4/21/2023	(5,826)
AUD	1,964,400	USD	1,382,814	State Street Bank Corp.	4/21/2023	(68,912)
CAD	8,289,495	USD	6,157,416	Brown Brothers Harriman	4/21/2023	(22,291)
CAD	5,109,170	USD	3,789,736	Brown Brothers Harriman	5/23/2023	(6,430)
CAD	963,252	USD	720,146	HSBC Bank	4/21/2023	(7,235)
CHF	1,245,435	USD	1,372,592	State Street Bank Corp.	4/21/2023	(8,899)
CNH	62,762,706	USD	9,321,794	BNP Paribas S.A.	4/21/2023	(177,835)
CNH	21,042,000	USD	3,090,560	Merrill Lynch International	4/21/2023	(24,931)
CNH	3,541,969	USD	522,107	State Street Bank Corp.	4/21/2023	(6,075)
COP	474,997,420	USD	102,432	Citibank N.A.	4/21/2023	(769)
DKK	4,719,079	USD	693,000	Citibank N.A.	4/21/2023	(5,265)
EUR	95,962	USD	105,207	Citibank N.A.	4/21/2023	(1,038)
EUR	360,242	USD	394,697	Deutsche Bank AG	4/21/2023	(3,644)
EUR	24,097	USD	26,219	Goldman Sachs International	4/21/2023	(61)
EUR	4,159,511	USD	4,549,285	HSBC Bank	4/21/2023	(34,026)
EUR	7,988,591	USD	8,678,526	JPMorgan Chase Bank N.A.	4/21/2023	(6,704)
EUR	141,768	USD	154,790	Merrill Lynch International	4/21/2023	(896)
EUR	4,582,252	USD	4,991,216	State Street Bank Corp.	4/21/2023	(17,064)
EUR	1,642,815	USD	1,784,388	UBS AG	4/21/2023	(1,070)
GBP	5,188,488	USD	6,430,302	HSBC Bank	4/21/2023	(27,526)
GBP	394,180	USD	488,572	State Street Bank Corp.	4/21/2023	(2,140)
ILS	1,799,000	USD	528,703	Deutsche Bank AG	4/20/2023	(28,254)
JPY	391,369,191	USD	3,005,238	Barclays Bank PLC	4/21/2023	(50,420)
JPY	86,414,565	USD	680,338	Deutsche Bank AG	4/21/2023	(27,912)
JPY	109,728,132	USD	851,551	HSBC Bank	4/21/2023	(23,109)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
JPY	61,372,123	USD	469,062	JPMorgan Chase Bank N.A.	4/21/2023	$(5,706)
JPY	329,428,544	USD	2,603,215	Merrill Lynch International	4/21/2023	(116,045)
JPY	2,856,428,167	USD	22,565,998	State Street Bank Corp.	4/21/2023	(1,000,106)
KRW	327,185,013	USD	252,859	Citibank N.A.	4/12/2023	(1,423)
KRW	668,513,488	USD	515,232	Merrill Lynch International	4/12/2023	(1,490)
NOK	28,811,558	USD	2,795,358	Deutsche Bank AG	4/21/2023	(41,304)
NOK	13,437,737	USD	1,297,952	Goldman Sachs International	4/21/2023	(13,459)
NOK	5,332,551	USD	512,128	HSBC Bank	4/21/2023	(2,397)
NOK	80,584,623	USD	7,887,676	HSBC Bank	5/23/2023	(173,499)
NZD	169,747	USD	108,795	HSBC Bank	4/21/2023	(2,648)
NZD	6,368,482	USD	4,093,660	JPMorgan Chase Bank N.A.	4/21/2023	(111,278)
SEK	10,678,620	USD	1,038,614	Deutsche Bank AG	4/21/2023	(8,755)
SEK	100,283,497	USD	9,774,768	JPMorgan Chase Bank N.A.	5/23/2023	(87,194)
SGD	356,901	USD	272,183	HSBC Bank	4/21/2023	(3,854)
SGD	4,082,165	USD	3,098,208	State Street Bank Corp.	4/21/2023	(29,120)
THB	135,152,697	USD	4,015,590	Barclays Bank PLC	4/17/2023	(58,998)
THB	67,026,590	USD	2,026,687	JPMorgan Chase Bank N.A.	4/17/2023	(64,485)
USD	759,512	CAD	1,042,648	Deutsche Bank AG	4/21/2023	(12,160)
USD	635,394	CAD	876,757	HSBC Bank	4/21/2023	(13,501)
USD	512,546	CAD	698,000	HSBC Bank	5/23/2023	(4,318)
USD	270,725	CAD	367,968	JPMorgan Chase Bank N.A.	4/21/2023	(1,611)
USD	851,997	CAD	1,153,944	State Street Bank Corp.	4/21/2023	(2,046)
USD	18,300,627	CHF	16,778,692	Goldman Sachs International	5/23/2023	(134,869)
USD	233,532	CNH	1,603,229	Brown Brothers Harriman	4/21/2023	(44)
USD	228,831	COP	1,149,784,960	Citibank N.A.	5/23/2023	(15,617)
USD	351,509	CZK	7,843,822	HSBC Bank	5/23/2023	(10,047)
USD	476,206	DKK	3,297,301	HSBC Bank	5/23/2023	(5,352)
USD	1,376,096	EUR	1,267,858	BNP Paribas S.A.	4/21/2023	(197)
USD	2,097,286	EUR	1,963,677	Brown Brothers Harriman	4/21/2023	(34,338)
USD	1,212,230	EUR	1,129,809	Citibank N.A.	4/21/2023	(14,207)
USD	1,475,743	EUR	1,391,460	Deutsche Bank AG	4/21/2023	(34,723)
USD	3,701,449	EUR	3,410,993	HSBC Bank	4/21/2023	(1,272)
USD	57,183,011	EUR	53,246,800	HSBC Bank	5/23/2023	(722,686)
USD	5,499,426	EUR	5,143,754	JPMorgan Chase Bank N.A.	4/21/2023	(84,254)
USD	481,731	EUR	450,414	Merrill Lynch International	4/21/2023	(7,206)
USD	4,671,974	EUR	4,379,846	State Street Bank Corp.	4/21/2023	(82,462)
USD	2,967,914	EUR	2,752,361	UBS AG	4/21/2023	(19,845)
USD	10,606,144	GBP	8,733,620	Brown Brothers Harriman	4/21/2023	(171,449)
USD	384,489	GBP	318,954	Citibank N.A.	4/21/2023	(9,111)
USD	4,344,131	GBP	3,572,346	Deutsche Bank AG	5/23/2023	(67,114)
USD	367,555	GBP	298,713	HSBC Bank	4/21/2023	(1,068)
USD	486,058	GBP	399,908	State Street Bank Corp.	4/21/2023	(7,443)
USD	324,189	GBP	269,352	UBS AG	4/21/2023	(8,200)
USD	1,054,789	IDR	16,018,869,000	Citibank N.A.	5/23/2023	(12,075)
USD	365,068	ILS	1,321,342	HSBC Bank	5/23/2023	(2,966)
USD	6,118,126	JPY	827,318,689	Brown Brothers Harriman	4/21/2023	(128,090)
USD	302,894	JPY	40,919,016	Deutsche Bank AG	4/21/2023	(6,042)
USD	21,221,992	JPY	2,825,343,490	HSBC Bank	5/23/2023	(208,662)
USD	115,404	JPY	15,287,198	Morgan Stanley Capital Services, Inc.	4/21/2023	(13)
USD	1,515,636	JPY	201,513,281	State Street Bank Corp.	4/21/2023	(5,779)
USD	3,548,317	KRW	4,611,393,195	Merrill Lynch International	6/15/2023	(9,262)
USD	388,470	KRW	505,011,109	Morgan Stanley Capital Services, Inc.	6/15/2023	(1,134)
USD	633,464	MXN	11,854,487	Goldman Sachs International	5/23/2023	(18,169)
USD	2,850,028	MXN	51,894,684	UBS AG	4/21/2023	(20,226)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
USD	1,563,393	NZD	2,507,032	Deutsche Bank AG	5/23/2023	$(4,330)
USD	1,272,260	NZD	2,036,964	HSBC Bank	4/21/2023	(1,507)
USD	2,798,841	NZD	4,484,000	HSBC Bank	5/23/2023	(5,139)
USD	533,426	PLN	2,384,778	HSBC Bank	5/23/2023	(17,389)
USD	412,065	SEK	4,296,140	Citibank N.A.	4/21/2023	(2,260)
USD	153,753	SEK	1,598,414	HSBC Bank	4/21/2023	(400)
USD	1,860,363	SEK	19,400,468	JPMorgan Chase Bank N.A.	4/21/2023	(10,641)
USD	1,505,581	SGD	2,009,418	Brown Brothers Harriman	4/21/2023	(5,158)
USD	569,001	SGD	758,722	JPMorgan Chase Bank N.A.	5/23/2023	(1,999)
USD	2,575,410	THB	88,452,466	Barclays Bank PLC	4/17/2023	(14,033)
						$(4,511,460)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
CAC 40 Index	Long	EUR	183	$14,555,313	April – 2023	$367,577
DAX Index	Long	EUR	2	856,592	June – 2023	34,683
FTSE MIB Index	Long	EUR	105	15,176,927	June – 2023	543,896
Hang Seng Index	Long	HKD	13	1,695,901	April – 2023	54,012
IBEX 35 Index	Long	EUR	98	9,770,625	April – 2023	99,948
NIFTY Index	Long	USD	13	452,855	April – 2023	5,456
OMX 30 Index	Long	SEK	312	6,663,705	April – 2023	284,384
Russell 2000 Index	Short	USD	154	13,963,950	June – 2023	227,944
Topix Index	Long	JPY	10	1,508,944	June – 2023	2,536
						$1,620,436
Interest Rate Futures
Australian Bond 10 yr	Long	AUD	192	$15,771,540	June – 2023	$51,033
Canadian Treasury Bond 10 yr	Long	CAD	111	10,361,643	June – 2023	13,595
Canadian Treasury Bond 5 yr	Long	CAD	53	4,469,412	June – 2023	75,608
Euro-Buxl 30 yr	Long	EUR	36	5,499,456	June – 2023	358,325
Japan Government Bond 10 yr	Long	JPY	20	22,311,429	June – 2023	468,236
Long Gilt 10 yr	Short	GBP	186	23,713,616	June – 2023	98,299
U.S. Treasury Bond	Long	USD	78	10,230,187	June – 2023	457,684
U.S. Treasury Note 2 yr	Short	USD	67	13,832,360	June – 2023	1,706
U.S. Treasury Ultra Bond	Long	USD	25	3,528,125	June – 2023	120,013
						$1,644,499
						$3,264,935
Liability Derivatives
Equity Futures
AEX 25 Index	Short	EUR	80	$13,127,654	April – 2023	$(329,729)
BIST 30 Index	Long	TRY	3,833	10,691,911	April – 2023	(827,608)
FTSE 100 Index	Long	GBP	154	14,512,144	June – 2023	(139,721)
FTSE Taiwan Index	Short	USD	113	6,273,760	April – 2023	(61,464)
FTSE/JSE Top 40 Index	Long	ZAR	188	7,521,478	June – 2023	(9,212)
KOSPI 200 Index	Short	KRW	62	3,854,016	June – 2023	(99,342)
Mexbol Index	Short	MXN	167	5,035,022	June – 2023	(64,539)
Mini Ibovespa	Long	BRL	3,220	12,976,439	April – 2023	(739,492)

Portfolio of Investments (unaudited) – continued
Futures Contracts − continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
Equity Futures − continued
MSCI Singapore Index	Short	SGD	537	$12,357,698	April – 2023	$(150,783)
S&P 500 E-Mini Index	Short	USD	88	18,206,100	June – 2023	(592,834)
S&P/ASX 200 Index	Short	AUD	42	5,047,165	June – 2023	(170,963)
S&P/TSX 60 Index	Short	CAD	25	4,473,548	June – 2023	(68,979)
						$(3,254,666)
Interest Rate Futures
Euro-Bobl 5 yr	Short	EUR	319	$40,781,234	June – 2023	$(885,216)
Euro-BTP 10 yr	Short	EUR	53	6,630,145	June – 2023	(236,929)
Euro-Bund 10 yr	Short	EUR	106	15,615,759	June – 2023	(559,451)
Euro-Schatz 2 yr	Short	EUR	170	19,486,458	June – 2023	(178,225)
U.S. Treasury Note 10 yr	Short	USD	114	13,101,094	June – 2023	(356,691)
U.S. Treasury Note 5 yr	Short	USD	96	10,512,750	June – 2023	(106,744)
U.S. Treasury Ultra Note 10 yr	Short	USD	126	15,263,719	June – 2023	(510,253)
						$(2,833,509)
						$(6,088,175)
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
6/21/33	USD	(29,900,000)	centrally cleared	SOFR - 1 day/Annually	3.00%/Annually	$(440,002)	$806,019	$366,017
6/21/53	USD	(13,000,000)	centrally cleared	SOFR - 1 day/Annually	2.75%/Annually	(37,312)	471,915	434,603
						$(477,314)	$1,277,934	$800,620
Liability Derivatives
Interest Rate Swaps
6/21/25	USD	132,300,000	centrally cleared	3.75%/Annually	SOFR - 1 day/Annually	$1,229,964	$(1,478,801)	$(248,837)
6/21/28	USD	56,000,000	centrally cleared	3.25%/Annually	SOFR - 1 day/Annually	809,658	(843,512)	(33,854)
						$2,039,622	$(2,322,313)	$(282,691)
At March 31, 2023, the fund had cash collateral of $9,457,844 and other liquid securities with an aggregate value of $26,729,446 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of March 31, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$75,857,887	$—	$—	$75,857,887
United Kingdom	4,276,956	5,856,206	—	10,133,162
Japan	—	9,196,533	—	9,196,533
France	4,616,543	4,091,602	—	8,708,145
Switzerland	2,576,397	6,022,905	—	8,599,302
Germany	4,669,269	—	—	4,669,269
Canada	3,751,671	—	—	3,751,671
Netherlands	1,332,212	1,151,195	—	2,483,407
China	825,108	1,481,365	—	2,306,473
Other Countries	5,300,791	7,056,824	0	12,357,615
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	1,100,061	—	1,100,061
Non - U.S. Sovereign Debt	—	112,981,393	—	112,981,393
Municipal Bonds	—	3,358,749	—	3,358,749
U.S. Corporate Bonds	—	40,692,988	—	40,692,988
Residential Mortgage-Backed Securities	—	19,453,850	—	19,453,850
Commercial Mortgage-Backed Securities	—	8,470,730	—	8,470,730
Asset-Backed Securities (including CDOs)	—	12,777,926	—	12,777,926
Foreign Bonds	—	56,877,264	—	56,877,264
Mutual Funds	6,815,221	—	—	6,815,221
Total	$110,022,055	$290,569,591	$0	$400,591,646
Other Financial Instruments
Futures Contracts – Assets	$1,877,899	$1,387,036	$—	$3,264,935
Futures Contracts – Liabilities	(4,360,817)	(1,727,358)	—	(6,088,175)
Forward Foreign Currency Exchange Contracts – Assets	—	2,207,541	—	2,207,541
Forward Foreign Currency Exchange Contracts – Liabilities	—	(4,511,460)	—	(4,511,460)
Swap Agreements – Assets	—	800,620	—	800,620
Swap Agreements – Liabilities	—	(282,691)	—	(282,691)
For further information regarding security characteristics, see the Portfolio of Investments. At March 31, 2023, the fund held two level 3 securities valued at $0, which were also held and valued at $0 at December 31, 2022.
(2) Securities Lending Collateral
At March 31, 2023, the value of securities loaned was $869,782. These loans were collateralized by cash of $123,553 and U.S. Treasury Obligations (held by the lending agent) of $813,075.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$8,530,707	$53,875,091	$55,712,743	$(1,564)	$177	$6,691,668
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$90,688	$—

Supplemental Information (unaudited) – continued
(4) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2023, are as follows:
United States	43.1%
Japan	11.9%
France	7.1%
Spain	6.2%
Canada	5.2%
Italy	5.0%
United Kingdom	4.3%
Australia	4.2%
Germany	(14.9%)
Other Countries	27.9%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(5) Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Management continues to monitor these events and to evaluate the related impacts on fund performance.